Derivative Financial Instruments (Gains and Losses on Derivatives Not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (173,053)	¥ 400,952	¥ 53,758
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(209,361)	319,225	265,324
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		37,129	65,101	(93,601)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	5,131	21,571	(100,326)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(6,694)	(6,960)	(18,007)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 742	¥ 2,015	¥ 368

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥2,836 million, ¥5,230 million and ¥7,594 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2015, 2016 and 2017, respectively.